Income taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Loss before income taxes	$ 19,998,376	$ 20,532,205
Recovery based on combined federal and provincial statutory rate of 26.5% (2018 - 26.5%)	(5,299,570)	(5,441,034)
Permanent differences	(182,660)	(770,593)
Change in deferred tax assets not recognized	5,658,576	6,460,542
Effect of tax rates in foreign jurisdictions	17,528	(18,131)
Total tax expense (income)	$ 193,874	$ 230,784
Federal and provincial statutory rate (as a percent)	26.50%
Non-capital loss carry-forwards	$ 73,324,000
SR&ED expenditures	16,589,000
Federal and provincial tax credits	$ 3,311,000